GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.11%
21,569	Air Products & Chemicals Inc	$ 6,424,542
10,479	Albemarle Corp	935,565
11,714	Celanese Corp	1,258,669
19,619	CF Industries Holdings Inc	602,500
71,532	Dow Inc	3,365,581
71,138	DuPont de Nemours Inc	3,946,736
13,719	Eastman Chemical Co	1,071,728
23,980	Ecolab Inc	4,792,163
12,459	FMC Corp	1,319,533
142,676	Freeport-McMoRan Inc	2,231,453
10,297	International Flavors & Fragrances Inc	1,260,868
38,346	International Paper Co	1,554,547
51,248	Linde PLC	12,203,686
25,423	LyondellBasell Industries NV Class A	1,792,067
33,279	Mosaic Co	608,007
78,339	Newmont Corp	4,970,610
30,058	Nucor Corp	1,348,402
22,719	PPG Industries Inc	2,773,536
7,911	Sherwin-Williams Co	5,511,910
		57,972,103
Communications — 16.52%
29,230	Alphabet Inc Class A(a)	42,839,488
28,639	Alphabet Inc Class C(a)	42,087,874
41,451	Amazon.com Inc(a)	130,518,007
5,335	Arista Networks Inc(a)	1,103,972
695,029	AT&T Inc	19,815,277
3,977	Booking Holdings Inc(a)	6,803,374
13,539	CDW Corp	1,618,317
92,391	CenturyLink Inc	932,225
14,590	Charter Communications Inc Class A(a)	9,109,121
412,961	Cisco Systems Inc	16,266,534
444,687	Comcast Corp Class A	20,571,221
73,345	Corning Inc	2,377,111
13,465	Discovery Inc Class A(a)(b)	293,133
29,066	Discovery Inc Class C(a)	569,694
25,423	DISH Network Corp Class A(a)	738,030
21,740	E*TRADE Financial Corp	1,088,087
63,818	eBay Inc	3,324,918
11,555	Etsy Inc(a)	1,405,435
13,213	Expedia Group Inc	1,211,500
5,933	F5 Networks Inc(a)	728,394
234,110	Facebook Inc Class A(a)	61,313,409
32,165	Fox Corp Class A	895,152
15,053	Fox Corp Class B	421,032
39,365	Interpublic Group of Cos Inc	656,215
31,913	Juniper Networks Inc	686,130
16,682	Motorola Solutions Inc	2,615,904
43,021	Netflix Inc(a)	21,511,791
36,966	News Corp Class A	518,263
13,531	News Corp Class B	189,163
53,013	NortonLifeLock Inc	1,104,791
20,702	Omnicom Group Inc	1,024,749
Shares		Fair Value
Communications — (continued)
56,978	T-Mobile US Inc(a)	$ 6,516,004
76,847	Twitter Inc(a)	3,419,691
9,920	VeriSign Inc(a)	2,032,112
403,659	Verizon Communications Inc	24,013,674
52,120	ViacomCBS Inc Class B(b)	1,459,881
176,276	Walt Disney Co	21,872,326
		453,651,999
Consumer, Cyclical — 8.14%
6,805	Advance Auto Parts Inc	1,044,568
13,595	Alaska Air Group Inc	497,985
39,004	American Airlines Group Inc(b)	479,359
25,763	Aptiv PLC	2,361,952
2,263	AutoZone Inc(a)	2,664,999
22,653	Best Buy Co Inc	2,521,052
21,410	BorgWarner Inc	829,423
16,292	CarMax Inc(a)	1,497,398
43,145	Carnival Corp(b)	654,941
2,555	Chipotle Mexican Grill Inc(a)	3,177,679
20,677	Copart Inc(a)	2,174,393
43,069	Costco Wholesale Corp	15,289,495
14,278	Cummins Inc	3,014,943
12,674	Darden Restaurants Inc	1,276,779
55,487	Delta Air Lines Inc	1,696,793
24,085	Dollar General Corp	5,048,698
23,343	Dollar Tree Inc(a)	2,132,150
3,824	Domino's Pizza Inc	1,626,271
31,983	DR Horton Inc	2,418,874
54,961	Fastenal Co	2,478,192
375,201	Ford Motor Co	2,498,839
20,043	Gap Inc	341,332
122,848	General Motors Co	3,635,072
13,886	Genuine Parts Co	1,321,531
34,284	Hanesbrands Inc	539,973
12,982	Hasbro Inc	1,073,871
27,142	Hilton Worldwide Holdings Inc	2,315,755
105,006	Home Depot Inc	29,161,216
22,703	L Brands Inc	722,182
31,826	Las Vegas Sands Corp	1,485,001
12,700	Leggett & Platt Inc	522,859
26,735	Lennar Corp Class A	2,183,715
13,390	Live Nation Entertainment Inc(a)	721,453
26,153	LKQ Corp(a)	725,223
73,721	Lowe's Cos Inc	12,227,365
26,338	Marriott International Inc Class A	2,438,372
72,586	McDonald's Corp	15,931,901
39,939	MGM Resorts International	868,673
5,669	Mohawk Industries Inc(a)	553,238
35,401	Newell Brands Inc	607,481
121,343	NIKE Inc Class B	15,233,400
23,285	Norwegian Cruise Line Holdings Ltd(a)(b)	398,406
333	NVR Inc(a)	1,359,679
7,225	O'Reilly Automotive Inc(a)	3,331,303

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
34,504	PACCAR Inc	$ 2,942,501
25,159	PulteGroup Inc	1,164,610
6,305	PVH Corp	376,030
4,762	Ralph Lauren Corp	323,673
34,656	Ross Stores Inc	3,234,098
17,883	Royal Caribbean Cruises Ltd	1,157,567
51,018	Southwest Airlines Co	1,913,175
113,935	Starbucks Corp	9,789,295
29,722	Tapestry Inc	464,555
48,861	Target Corp	7,691,699
10,816	Tiffany & Co	1,253,034
117,143	TJX Cos Inc	6,519,008
11,408	Tractor Supply Co	1,635,223
5,378	Ulta Beauty Inc(a)	1,204,564
21,547	Under Armour Inc Class A(a)	241,973
21,954	Under Armour Inc Class C(a)	216,027
22,823	United Airlines Holdings Inc(a)	793,099
30,616	VF Corp	2,150,774
70,159	Walgreens Boots Alliance Inc	2,520,111
135,450	Walmart Inc	18,950,810
5,934	Whirlpool Corp	1,091,203
4,229	WW Grainger Inc	1,508,780
9,164	Wynn Resorts Ltd	658,067
29,747	Yum! Brands Inc	2,715,901
		223,599,561
Consumer, Non-Cyclical — 21.79%
172,710	Abbott Laboratories	18,796,029
172,155	AbbVie Inc	15,079,056
4,295	ABIOMED Inc(a)	1,189,973
21,003	Alexion Pharmaceuticals Inc(a)	2,403,373
6,885	Align Technology Inc(a)	2,253,874
181,158	Altria Group Inc	6,999,945
14,648	AmerisourceBergen Corp	1,419,684
57,133	Amgen Inc	14,520,923
24,566	Anthem Inc	6,598,182
54,850	Archer-Daniels-Midland Co	2,549,977
41,942	Automatic Data Processing Inc	5,850,490
8,065	Avery Dennison Corp	1,031,030
49,382	Baxter International Inc	3,971,300
28,276	Becton Dickinson and Co	6,579,260
15,443	Biogen Inc(a)	4,380,870
2,107	Bio-Rad Laboratories Inc Class A(a)	1,086,074
139,135	Boston Scientific Corp(a)	5,316,348
219,866	Bristol Myers Squibb Co	13,255,721
17,400	Brown-Forman Corp Class B	1,310,568
16,639	Campbell Soup Co	804,828
28,698	Cardinal Health Inc	1,347,371
15,477	Catalent Inc(a)	1,325,760
55,897	Centene Corp(a)	3,260,472
24,401	Church & Dwight Co Inc	2,286,618
35,608	Cigna Corp	6,032,351
8,405	Cintas Corp	2,797,436
12,349	Clorox Co	2,595,389
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
377,110	Coca-Cola Co	$ 18,617,921
83,765	Colgate-Palmolive Co	6,462,470
47,917	Conagra Brands Inc	1,711,116
16,270	Constellation Brands Inc Class A	3,083,328
4,813	Cooper Cos Inc	1,622,559
71,773	Corteva Inc	2,067,780
127,137	CVS Health Corp	7,424,801
61,505	Danaher Corp	13,243,872
7,692	DaVita Inc(a)	658,820
20,609	Dentsply Sirona Inc	901,232
9,165	DexCom Inc(a)	3,778,088
60,689	Edwards Lifesciences Corp(a)	4,844,196
77,441	Eli Lilly and Co	11,462,817
11,948	Equifax Inc	1,874,641
21,951	Estee Lauder Cos Inc Class A	4,790,806
8,044	FleetCor Technologies Inc(a)	1,915,276
8,435	Gartner Inc(a)	1,053,953
58,878	General Mills Inc	3,631,595
122,042	Gilead Sciences Inc	7,711,834
29,059	Global Payments Inc	5,160,297
25,637	HCA Healthcare Inc	3,196,421
13,908	Henry Schein Inc(a)	817,512
14,127	Hershey Co	2,024,964
24,986	Hologic Inc(a)	1,660,819
27,324	Hormel Foods Corp	1,335,870
12,873	Humana Inc	5,328,006
8,229	IDEXX Laboratories Inc(a)	3,234,902
36,386	IHS Markit Ltd	2,856,665
14,286	Illumina Inc(a)	4,415,517
17,651	Incyte Corp(a)	1,584,001
11,451	Intuitive Surgical Inc(a)	8,124,943
17,777	IQVIA Holdings Inc(a)	2,802,189
11,371	JM Smucker Co	1,313,578
256,827	Johnson & Johnson	38,236,404
24,438	Kellogg Co	1,578,450
33,134	Kimberly-Clark Corp	4,892,566
62,413	Kraft Heinz Co	1,869,269
75,886	Kroger Co	2,573,294
9,579	Laboratory Corp of America Holdings(a)	1,803,438
13,927	Lamb Weston Holdings Inc	922,942
3,735	MarketAxess Holdings Inc	1,798,739
11,998	McCormick & Co Inc	2,328,812
15,597	McKesson Corp	2,322,861
131,126	Medtronic PLC	13,626,614
246,723	Merck & Co Inc	20,465,673
17,406	Molson Coors Beverage Co Class B	584,145
138,951	Mondelez International Inc Class A	7,982,735
36,013	Monster Beverage Corp(a)	2,888,243
15,705	Moody's Corp	4,552,094
48,013	Mylan NV(a)	712,033
35,250	Nielsen Holdings PLC	499,845
114,453	PayPal Holdings Inc(a)	22,550,675
135,069	PepsiCo Inc	18,720,563
13,933	Perrigo Co PLC	639,664

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
542,063	Pfizer Inc	$ 19,893,712
151,911	Philip Morris International Inc	11,391,806
242,858	Procter & Gamble Co	33,754,834
12,544	Quanta Services Inc	663,076
12,596	Quest Diagnostics Inc	1,442,116
9,901	Regeneron Pharmaceuticals Inc(a)	5,542,382
14,004	ResMed Inc	2,400,706
9,940	Robert Half International Inc	526,224
14,920	Rollins Inc	808,515
23,440	S&P Global Inc	8,452,464
8,466	STERIS PLC	1,491,625
31,462	Stryker Corp	6,555,737
48,901	Sysco Corp	3,042,620
4,570	Teleflex Inc	1,555,719
38,589	Thermo Fisher Scientific Inc	17,037,815
28,053	Tyson Foods Inc Class A	1,668,592
7,110	United Rentals Inc(a)	1,240,695
92,704	UnitedHealth Group Inc	28,902,326
7,760	Universal Health Services Inc Class B	830,475
8,857	Varian Medical Systems Inc(a)	1,523,404
16,296	Verisk Analytics Inc	3,019,812
25,390	Vertex Pharmaceuticals Inc(a)	6,909,127
7,243	West Pharmaceutical Services Inc	1,991,101
19,853	Zimmer Biomet Holdings Inc	2,702,787
46,214	Zoetis Inc	7,642,409
		598,294,829
Energy — 2.03%
34,264	Apache Corp	324,480
65,862	Baker Hughes Co	875,306
37,849	Cabot Oil & Gas Corp	657,059
182,153	Chevron Corp	13,115,016
19,422	Concho Resources Inc	856,899
103,790	ConocoPhillips	3,408,464
38,218	Devon Energy Corp	361,542
13,876	Diamondback Energy Inc	417,945
57,419	EOG Resources Inc	2,063,639
412,455	Exxon Mobil Corp	14,159,580
87,733	Halliburton Co	1,057,183
25,793	Hess Corp	1,055,707
15,993	HollyFrontier Corp	315,222
187,280	Kinder Morgan Inc	2,309,162
72,756	Marathon Oil Corp	297,572
62,614	Marathon Petroleum Corp	1,837,095
33,866	National Oilwell Varco Inc	306,826
47,426	Noble Energy Inc	405,492
80,662	Occidental Petroleum Corp	807,427
43,408	ONEOK Inc	1,127,740
41,720	Phillips 66	2,162,765
16,273	Pioneer Natural Resources Co	1,399,315
137,192	Schlumberger NV	2,134,708
46,610	TechnipFMC PLC	294,109
Shares		Fair Value
Energy — (continued)
39,376	Valero Energy Corp	$ 1,705,768
119,216	Williams Cos Inc	2,342,594
		55,798,615
Financial — 13.77%
65,393	Aflac Inc	2,377,036
11,441	Alexandria Real Estate Equities Inc REIT	1,830,560
30,465	Allstate Corp	2,867,975
63,470	American Express Co	6,362,868
82,659	American International Group Inc	2,275,602
43,265	American Tower Corp REIT	10,458,448
11,510	Ameriprise Financial Inc	1,773,806
22,345	Aon PLC Class A	4,609,774
13,964	Apartment Investment & Management Co REIT Class A	470,866
18,411	Arthur J Gallagher & Co	1,943,833
6,011	Assurant Inc	729,194
13,936	AvalonBay Communities Inc REIT	2,081,202
743,744	Bank of America Corp	17,916,793
79,484	Bank of New York Mellon Corp	2,729,481
192,982	Berkshire Hathaway Inc Class B(a)	41,093,587
13,767	BlackRock Inc	7,758,393
13,853	Boston Properties Inc REIT	1,112,396
44,140	Capital One Financial Corp	3,171,900
10,415	Cboe Global Markets Inc	913,812
32,851	CBRE Group Inc Class A(a)	1,543,011
114,049	Charles Schwab Corp	4,131,995
44,240	Chubb Ltd	5,137,149
15,101	Cincinnati Financial Corp	1,177,425
202,862	Citigroup Inc	8,745,381
41,050	Citizens Financial Group Inc	1,037,744
34,979	CME Group Inc	5,852,337
14,293	Comerica Inc	546,707
40,805	Crown Castle International Corp REIT	6,794,033
25,988	Digital Realty Trust Inc REIT	3,813,999
29,511	Discover Financial Services	1,705,146
35,270	Duke Realty Corp REIT	1,301,463
8,666	Equinix Inc REIT	6,587,287
33,403	Equity Residential REIT	1,714,576
6,503	Essex Property Trust Inc REIT	1,305,737
3,841	Everest Re Group Ltd	758,751
12,378	Extra Space Storage Inc REIT	1,324,322
7,211	Federal Realty Investment Trust REIT	529,576
69,448	Fifth Third Bancorp	1,480,631
16,754	First Republic Bank	1,827,191
26,578	Franklin Resources Inc	540,862
8,997	Globe Life Inc	718,860
33,426	Goldman Sachs Group Inc	6,717,623

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
35,352	Hartford Financial Services Group Inc	$ 1,303,075
52,618	Healthpeak Properties Inc REIT	1,428,579
68,023	Host Hotels & Resorts Inc REIT	733,968
95,912	Huntington Bancshares Inc	879,513
54,552	Intercontinental Exchange Inc	5,457,928
33,761	Invesco Ltd	385,213
26,887	Iron Mountain Inc REIT(b)	720,303
297,287	JPMorgan Chase & Co	28,619,820
96,925	KeyCorp	1,156,315
39,644	Kimco Realty Corp REIT	446,391
17,358	Lincoln National Corp	543,826
23,926	Loews Corp	831,429
12,738	M&T Bank Corp	1,173,042
49,007	Marsh & McLennan Cos Inc	5,621,103
86,170	Mastercard Inc Class A	29,140,109
74,991	MetLife Inc	2,787,415
11,436	Mid-America Apartment Communities Inc REIT	1,326,004
117,297	Morgan Stanley	5,671,310
11,099	Nasdaq Inc	1,361,958
20,778	Northern Trust Corp	1,620,061
37,586	People's United Financial Inc	387,512
41,083	PNC Financial Services Group Inc	4,515,433
24,232	Principal Financial Group Inc	975,823
56,836	Progressive Corp	5,380,664
72,211	Prologis Inc REIT	7,265,871
38,616	Prudential Financial Inc	2,452,888
14,739	Public Storage REIT	3,282,670
11,802	Raymond James Financial Inc	858,714
33,753	Realty Income Corp REIT	2,050,495
16,184	Regency Centers Corp REIT	615,316
93,301	Regions Financial Corp	1,075,761
11,053	SBA Communications Corp REIT	3,520,159
29,733	Simon Property Group Inc REIT	1,923,130
6,955	SL Green Realty Corp REIT(b)	322,503
33,812	State Street Corp	2,006,066
4,897	SVB Financial Group(a)	1,178,316
52,011	Synchrony Financial	1,361,128
22,032	T Rowe Price Group Inc	2,824,943
24,560	Travelers Cos Inc	2,657,146
131,050	Truist Financial Corp	4,986,453
30,131	UDR Inc REIT	982,572
19,394	Unum Group	326,401
133,600	US Bancorp	4,789,560
36,442	Ventas Inc REIT	1,529,106
164,467	Visa Inc Class A	32,888,466
15,049	Vornado Realty Trust REIT	507,302
13,613	W R Berkley Corp	832,435
400,572	Wells Fargo & Co	9,417,448
40,098	Welltower Inc REIT	2,208,999
Shares		Fair Value
Financial — (continued)
38,459	Western Union Co	$ 824,176
73,646	Weyerhaeuser Co REIT	2,100,384
12,326	Willis Towers Watson PLC	2,573,915
16,760	Zions Bancorp NA	489,727
		378,088,176
Industrial — 8.03%
56,578	3M Co	9,062,664
14,763	A O Smith Corp	779,486
29,929	Agilent Technologies Inc	3,021,033
9,472	Allegion PLC	936,876
153,001	Amcor PLC	1,690,661
22,922	AMETEK Inc	2,278,447
29,309	Amphenol Corp Class A	3,173,285
32,223	Ball Corp	2,678,376
51,757	Boeing Co	8,553,362
81,484	Carrier Global Corp	2,488,521
53,110	Caterpillar Inc	7,921,357
13,644	CH Robinson Worldwide Inc	1,394,280
74,629	CSX Corp	5,796,434
30,546	Deere & Co	6,769,910
14,091	Dover Corp	1,526,619
39,028	Eaton Corp PLC	3,982,027
58,272	Emerson Electric Co	3,820,895
16,280	Expeditors International of Washington Inc	1,473,666
23,278	FedEx Corp	5,854,883
12,032	FLIR Systems Inc	431,347
12,851	Flowserve Corp	350,704
29,499	Fortive Corp	2,248,119
13,732	Fortune Brands Home & Security Inc	1,188,093
14,729	Garmin Ltd	1,397,193
23,254	General Dynamics Corp	3,219,051
853,864	General Electric Co	5,319,573
68,458	Honeywell International Inc	11,268,871
39,626	Howmet Aerospace Inc	662,547
4,385	Huntington Ingalls Industries Inc	617,189
7,434	IDEX Corp	1,356,036
28,066	Illinois Tool Works Inc	5,422,632
32,532	Ingersoll Rand Inc(a)	1,158,139
12,835	Jacobs Engineering Group Inc	1,190,703
8,205	JB Hunt Transport Services Inc	1,036,948
73,646	Johnson Controls International PLC	3,008,439
8,964	Kansas City Southern	1,620,960
17,851	Keysight Technologies Inc(a)	1,763,322
21,090	L3Harris Technologies Inc	3,581,926
23,997	Lockheed Martin Corp	9,197,570
6,020	Martin Marietta Materials Inc	1,416,867
24,840	Masco Corp	1,369,429
2,315	Mettler-Toledo International Inc(a)	2,235,711
25,143	Norfolk Southern Corp	5,380,351
15,125	Northrop Grumman Corp	4,771,786

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
9,246	Old Dominion Freight Line Inc	$ 1,672,786
40,157	Otis Worldwide Corp	2,506,600
9,231	Packaging Corp of America	1,006,641
12,315	Parker-Hannifin Corp	2,491,817
16,231	Pentair PLC	742,893
11,100	PerkinElmer Inc	1,393,161
144,189	Raytheon Technologies Corp	8,296,635
20,852	Republic Services Inc	1,946,534
11,579	Rockwell Automation Inc	2,555,254
10,109	Roper Technologies Inc	3,994,167
13,866	Sealed Air Corp	538,139
5,715	Snap-on Inc	840,848
15,217	Stanley Black & Decker Inc	2,468,197
32,099	TE Connectivity Ltd	3,137,356
3,568	Teledyne Technologies Inc(a)	1,106,829
22,775	Textron Inc	821,950
23,349	Trane Technologies PLC	2,831,066
5,007	TransDigm Group Inc	2,378,926
66,220	Union Pacific Corp	13,036,731
69,260	United Parcel Service Inc Class B	11,540,794
12,998	Vulcan Materials Co	1,761,749
37,914	Waste Management Inc	4,290,727
6,164	Waters Corp(a)	1,206,172
18,029	Westinghouse Air Brake Technologies Corp	1,115,635
25,034	Westrock Co	869,681
16,777	Xylem Inc	1,411,281
		220,378,857
Technology — 23.45%
62,059	Accenture PLC Class A	14,024,713
75,294	Activision Blizzard Inc	6,095,049
46,790	Adobe Inc(a)	22,947,220
114,131	Advanced Micro Devices Inc(a)	9,357,601
15,914	Akamai Technologies Inc(a)	1,759,133
36,049	Analog Devices Inc	4,208,360
8,333	ANSYS Inc(a)	2,726,808
1,564,421	Apple Inc	181,175,596
89,088	Applied Materials Inc	5,296,282
21,290	Autodesk Inc(a)	4,918,203
39,096	Broadcom Inc	14,243,455
11,120	Broadridge Financial Solutions Inc	1,467,840
27,642	Cadence Design Systems Inc(a)	2,947,466
29,492	Cerner Corp	2,131,977
11,649	Citrix Systems Inc	1,604,184
53,697	Cognizant Technology Solutions Corp Class A	3,727,646
25,431	DXC Technology Co	453,943
27,986	Electronic Arts Inc(a)	3,649,654
60,214	Fidelity National Information Services Inc	8,864,103
53,838	Fiserv Inc(a)	5,548,006
12,891	Fortinet Inc(a)	1,518,689
Shares		Fair Value
Technology — (continued)
125,062	Hewlett Packard Enterprise Co	$ 1,171,831
133,982	HP Inc	2,544,318
414,833	Intel Corp	21,480,053
86,663	International Business Machines Corp	10,544,287
25,341	Intuit Inc	8,266,488
3,236	IPG Photonics Corp(a)	550,023
7,555	Jack Henry & Associates Inc	1,228,367
15,251	KLA Corp	2,954,729
14,098	Lam Research Corp	4,677,011
13,251	Leidos Holdings Inc	1,181,327
25,335	Maxim Integrated Products Inc	1,712,899
24,339	Microchip Technology Inc	2,501,076
108,257	Micron Technology Inc(a)	5,083,749
736,496	Microsoft Corp	154,907,204
8,159	MSCI Inc Class A	2,910,968
21,126	NetApp Inc	926,164
60,187	NVIDIA Corp	32,574,408
188,587	Oracle Corp	11,258,644
30,755	Paychex Inc	2,453,326
4,620	Paycom Software Inc(a)	1,438,206
11,161	Qorvo Inc(a)	1,439,881
109,928	QUALCOMM Inc	12,936,327
88,626	salesforce.com Inc(a)	22,273,486
21,732	Seagate Technology PLC	1,070,736
18,744	ServiceNow Inc(a)	9,090,840
16,469	Skyworks Solutions Inc	2,396,239
14,871	Synopsys Inc(a)	3,182,096
10,980	Take-Two Interactive Software Inc(a)	1,814,116
16,017	Teradyne Inc	1,272,711
89,349	Texas Instruments Inc	12,758,144
3,798	Tyler Technologies Inc(a)	1,323,831
29,696	Western Digital Corp	1,085,389
18,024	Xerox Holdings Corp	338,310
23,434	Xilinx Inc	2,442,760
5,355	Zebra Technologies Corp Class A(a)	1,351,923
		643,807,795
Utilities — 2.94%
63,467	AES Corp	1,149,387
24,429	Alliant Energy Corp	1,261,758
24,538	Ameren Corp	1,940,465
48,216	American Electric Power Co Inc	3,940,694
17,536	American Water Works Co Inc	2,540,616
11,663	Atmos Energy Corp	1,114,866
54,097	CenterPoint Energy Inc	1,046,777
27,823	CMS Energy Corp	1,708,610
33,028	Consolidated Edison Inc	2,569,578
81,695	Dominion Energy Inc	6,448,186
19,276	DTE Energy Co	2,217,511
72,282	Duke Energy Corp	6,401,294
35,860	Edison International	1,823,122

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Utilities — (continued)
19,801	Entergy Corp	$ 1,950,993
22,356	Evergy Inc	1,136,132
32,381	Eversource Energy	2,705,433
94,326	Exelon Corp	3,373,098
51,220	FirstEnergy Corp	1,470,526
47,765	NextEra Energy Inc	13,257,653
37,305	NiSource Inc	820,710
23,893	NRG Energy Inc	734,471
10,548	Pinnacle West Capital Corp	786,353
73,376	PPL Corp	1,996,561
50,350	Public Service Enterprise Group Inc	2,764,719
28,217	Sempra Energy	3,339,764
102,957	Southern Co	5,582,329
31,310	WEC Energy Group Inc	3,033,939
50,640	Xcel Energy Inc	3,494,666
		80,610,211
TOTAL COMMON STOCK — 98.78% (Cost $1,399,828,671)		$2,712,202,146
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.14%
$919,763	Undivided interest of 1.30% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $919,763 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(c)	919,763
919,763	Undivided interest of 1.32% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $919,763 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(c)	919,763
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 919,763	Undivided interest of 1.36% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $919,763 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(c)	$ 919,763
193,627	Undivided interest of 13.50% in a repurchase agreement (principal amount/value $1,434,150 with a maturity value of $1,434,152) with JP Morgan Securities, 0.06%, dated 9/30/20 to be repurchased at $193,627 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 1.75%, 11/19/20 - 8/31/24, with a value of $1,462,833.(c)	193,627
919,763	Undivided interest of 3.66% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $919,763 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(c)	919,763
TOTAL SHORT TERM INVESTMENTS — 0.14% (Cost $3,872,679)		$3,872,679
TOTAL INVESTMENTS — 98.92% (Cost $1,403,701,350)		$2,716,074,825
OTHER ASSETS & LIABILITIES, NET — 1.08%		$29,655,157
TOTAL NET ASSETS — 100.00%		$2,745,729,982

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	Collateral received for securities on loan.
CME	Chicago Mercantile Exchange
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500 Emini Futures	250	USD	41,900,000	December 2020	$1,032,775
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2020

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 257 futures contracts for the reporting period.

September 30, 2020